Note 21 - Parent Company - Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and due from banks	$ 92,874,000	$ 35,113,000
Equity Securities, FV-NI	609,000	710,000
Other assets	13,636,000	10,542,000
TOTAL ASSETS	1,391,979,000	1,182,475,000
Trust preferred debt	8,248,000	8,248,000
TOTAL LIABILITIES	1,248,169,000	1,044,700,000
STOCKHOLDERS' EQUITY	143,810,000	137,775,000	$ 128,290,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,391,979,000	1,182,475,000
Parent Company [Member]
Cash and due from banks	1,222,000	2,577,000
Equity Securities, FV-NI	609,000	710,000
Other assets	1,561,000	977,000
TOTAL ASSETS	152,665,000	146,768,000
Other liabilities	607,000	745,000
TOTAL LIABILITIES	8,855,000	8,993,000
STOCKHOLDERS' EQUITY	143,810,000	137,775,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	152,665,000	146,768,000
Parent Company [Member] | Non Bank Subsidiary [Member]
Equity method investments	1,000	1,400,000
Parent Company [Member] | Subsidiary Banks [Member]
Equity method investments	$ 149,272,000	$ 141,104,000